Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Global Insight Fund
Entity Central Index Key	0001785347
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
American Funds® Global Insight Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class A
Trading Symbol	AGVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hyp
otheti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.86% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net a sset s)
American Funds® Global Insight Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class C
Trading Symbol	AGVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.56% *
*Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Global Insight Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class T
Trading Symbol	AGVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10
,000 inves
t
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 28	0.55% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Global Insight Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-1
Trading Symbol	AGVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six
m
onths? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.82% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Global Insight Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-2
Trading Symbol	AGVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypo th
etical $10
,00
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 29	0.56% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Global Insight Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-3
Trading Symbol	AGVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F- 3	$ 23	0.45% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net ass ets)
American Funds® Global Insight Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-A
Trading Symbol	CGVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypoth et
ical $10,000
invest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 41	0.81% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Global Insight Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-C
Trading Symbol	CGVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypo
t
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 82	1.60% *
*Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio hold ings b y sector (percent of net assets)
American Funds® Global Insight Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-E
Trading Symbol	CGVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 53	1.03% *
*Annualiz
e
d.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by s ect or (percent of net assets)
American Funds® Global Insight Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-T
Trading Symbol	CGVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 31	0.60% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by s ector (percent of net assets)
American Funds® Global Insight Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-1
Trading Symbol	CGVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund c
os
ts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 32	0.63% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (pe rcent of net assets)
American Funds® Global Insight Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-2
Trading Symbol	CGVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for t
h
e last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 29	0.57% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of ne t a ssets)
American Funds® Global Insight Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-3
Trading Symbol	CGVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 26	0.51% *
*Annuali
ze
d.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (per cent of net assets)
American Funds® Global Insight Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-1
Trading Symbol	RGLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(bas
e
d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 72	1.40% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdin gs by sector (percent of net assets)
American Funds® Global Insight Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-2
Trading Symbol	RGLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six m
o
nths?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 79	1.54% *
*Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Global Insight Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-2E
Trading Symbol	RGLHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund co
s
ts for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 60	1.17% *
*Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Global Insight Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-3
Trading Symbol	RGLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six m
o
nths?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 55	1.08% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio ho ldings by sector (percent of net assets)
American Funds® Global Insight Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-4
Trading Symbol	RGLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six m
o
nths?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.80% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Global Insight Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-5E
Trading Symbol	RGLJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hyp
o
thetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Global Insight Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-5
Trading Symbol	RGLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Global Insight Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-6
Trading Symbol	RGLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 23	0.45% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 20,579,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.